UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3696

Reserve Tax-Exempt Trust
(Exact name of registrant as specified in charter)

The Reserve 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

Edmund P. Bergan Jr., Esq. The Reserve 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-401-5500

Date of fiscal year end:	May 31st

Date of reporting period:	Quarter Ended February 28, 2007

Item 1.            Schedule of Investments

RESERVE TAX-EXEMPT TRUST - INTERSTATE TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2007  (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS - 99.7%	Value

	ARIZONA - 7.7%
$1,890,000	Apache County IDA for Tucson Electric Power Co., 3.52%, 12/1/20(a)	$1,890,000
35,665,000	Apache County IDA for Tucson Electric Power Co., 3.52%, 12/15/18(a)	35,665,000
1,780,000	Apache County IDA for Tucson Electric Power Co., 3.55%, 12/15/18(a)	1,780,000
3,390,000	Arizona HCF for Royal Oaks, 3.65%, 3/1/27(a)	3,390,000
3,890,000	Arizona HCF for Volunteer Hospital, Series B, 3.65%, 10/1/15(a)	3,890,000
9,780,000	Coconino PCR for AZ Public Services Co. Project, 3.67%, 11/1/33(a)	9,780,000
380,000	Maricopa County for Las Gardenias Apts., Series A, 3.68%, 4/15/33(a)	380,000
7,640,000	McAllister Village for Arizona State University Project, 3.50%, 7/1/45 (a)	7,640,000
780,000	Phoenix IDR for Del Mar Terrace, 3.52%, 10/1/29(a)	780,000
3,400,000	Pima County IDR for Tucson Electric Power Co., Series 82 A, 3.55%, 12/1/22(a)	3,400,000
6,475,000	Salt River PIMA-MAR Indian Community, 3.67%, 10/1/26(a)	6,475,000
5,000,000	Scottsdale IDA for Healthcare, Series C, 3.51%, 9/1/35(a)	5,000,000
2,555,000	Scottsdale IDA for Notre Dame School of Phoenix, 3.70%, 5/1/21(a)	2,555,000
		82,625,000

	CALIFORNIA - 0.2%
725,000	California HSG Finance Agency, Series P, 3.53%, 2/1/27(a)	725,000
400,000	California State Department of Water and Power Supply, Subseries G-7, 3.60%, 5/1/17(a)	400,000
400,000	California State Economic Recovery, 3.50%, 7/1/23(a)	400,000
700,000	Los Angeles Community Security Building Project, 3.70%, 12/15/34(a)	700,000
		2,225,000

	COLORADO - 0.9%
6,600,000	Colorado ECFA for Bear Creek School Project, 3.65%, 10/1/32(a)	6,600,000
2,800,000	University of Colorado HRB, Series B, 3.52%, 11/15/35(a)	2,800,000
		9,400,000

	CONNECTICUT - 4.5%
225,000	Connecticut DAR for Pierce Memorial Baptist, 3.46%, 10/1/28(a)	225,000
2,600,000	Connecticut DAR for Solid Waste, 3.56%, 8/1/23(a)	2,600,000
2,500,000	Connecticut HEFA for Hotchkiss School, Series A, 3.62%, 7/1/30(a)	2,500,000
400,000	Connecticut HEFA for Yale University, Series T-2, 3.54%, 7/1/29(a)	400,000
38,000,000	Connecticut HEFA for Yale University, Series X-3, 3.62%, 7/1/37(a)	38,000,000
2,100,000	Connecticut HFA, Sub-Series D-3, 3.68%, 5/15/33(a)	2,100,000
1,260,000	Connecticut State GO Bonds, Series 97B, 3.53%, 5/15/14(a)	1,260,000
300,000	Hartford Redevelopment Agency MHR for Underwood Towers Project, 3.65%, 6/1/20(a)	300,000
415,000	New Canaan HSG for Village at Waveny Care Center, 3.49%, 1/1/22(a)	415,000
850,000	Special Tax Obligation Infrastructure, Series 1, 3.53%, 9/1/20(a)	850,000
		48,650,000

	FLORIDA - 14.3%
6,260,000	Alachua County HFA for Oak Hammock University, 3.64%, 10/1/32(a)	6,260,000
1,750,000	Broward County EFA for City College Project, 3.65%,11/1/31(a)	1,750,000
725,000	Collier County for Cleveland Health Clinic, 3.64%, 1/1/35(a)	725,000
600,000	Dade County IDA for Dolphins Stadium Project, Series C, 3.39%, 1/1/16(a)	600,000
17,540,000	Dade County Power and Light Authority, 3.64%, 6/1/21(a)	17,540,000
7,900,000	Dade County Water Service, 3.51%, 10/5/22(a)	7,900,000
400,000	Duval County HFA Multifamily for Lighthouse Bay Apartments, 3.65%, 12/1/32(a)	400,000
975,000	Florida HEFA for ST. Thomas University Project, 3.63%, 1/1/19(a)	975,000
2,545,000	Florida HFC Multifamily for Collins Cove Apartments-W, 3.58%, 2/1/36(a)	2,545,000
3,725,000	Florida HFC Multifamily for Wellesley Apartments, Series O, 3.58%, 8/1/35(a)	3,725,000
46,000,000	Miami-Dade County IDA for Airis Miami LLC, Series A, 3.70%, 10/15/25(a)	46,000,000
2,065,000	Orange County for Central YMCA Project, Series A, 3.69%, 5/1/27(a)	2,065,000
9,390,000	Orlando & Orange County, Sub-Series A-2, 3.63%, 7/1/40(a)	9,390,000
6,000,000	Palm Beach County for Morse Obligation Group, 3.67%, 5/1/33(a)	6,000,000
2,995,000	Palm Beach County for Raymond F Kravis Center Project, 3.60%, 7/1/32(a)	2,995,000
13,035,000	Palm Beach County for School Board, Series B, 3.64%, 8/1/27 (a)	13,035,000
2,800,000	Pinellas County Pooled Hospital, Series 85, 3.67%,12/1/15(a)	2,800,000
4,425,000	Port Orange for Palmer College Project, 3.66%, 10/1/32(a)	4,425,000
500,000	Sarasota County HFA for Bay Village, 3.69%, 12/1/23(a)	500,000
23,665,000	USF Financng Corp. Florida for College of Medicine Health, Series A-2, 3.65%, 7/1/36(a)	23,665,000
		153,295,000

	GEORGIA - 1.1%
1,181,678	Georgia Muni Association Pool Bd. COP, 3.68%, 12/15/20(a)	1,181,678
10,875,000	Marietta HSG Authority Multifamily for Wood Glen, 3.65%, 7/1/24(a)	10,875,000
		12,056,678

	IOWA - 0.0%
1,000,000	Des Moines HRB for Iowa Methodist Medical Center Project, 3.55%, 8/1/15(a)	1,000,000

	ILLINOIS- 1.1%
11,800,000	Chicago Water Revenue, 3.52%, 11/1/30 (a)	11,800,000

	KENTUCKY - 0.8%
8,300,000	Carroll County for North American Stainless Project, 3.47%, 1/1/31 (a)	8,300,000

	LOUISIANA - 5.4%
570,000	Lake Charles LA HRB & Term. for Citgo Pete Corp., 3.55%, 8/1/07(a)	570,000
780,000	Louisiana Local Govt. Environment Facilities DAR, Series A, 3.67%, 11/1/34(a)	780,000
820,000	Louisiana Local Govt. for Shreveport Utility System Project, 3.68%, 10/1/35(a)	820,000
5,000,000	Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC, Series A, 3.66%, 9/1/08(a)	5,000,000
60,000	Louisiana Offshore Term. Auth. for 1st Stage Loop LLC, Series A, 3.66%, 9/1/17(a)	60,000
95,000	Louisiana PFA for Kenner Hotel Limited, 3.63%,12/1/15(a)	95,000
31,500,000	Louisiana Port International Marine Term Project, Series A, 3.50%, 3/15/25(a)	31,499,705
1,140,000	Louisiana State University A&M College Revenue, 3.50%, 7/1/30(a)	1,140,000
2,275,000	Port of New Orleans Cold Storage Project, 3.62%, 11/1/22(a)	2,275,000
105,000	Port of New Orleans N.O. Cold Storage Project, 3.62%, 11/1/22(a)	105,000
9,180,000	South Louisiana Port Marine Term. for Holnam Inc Project , 3.60%, 1/1/27(a)	9,180,000
4,570,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 3.52%, 7/1/18(a)	4,570,000
1,205,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 3.55%, 7/1/21(a)	1,205,000
		57,299,705

	MARYLAND - 4.7%
5,700,000	Howard County for Vantage House Facility, Series A, 3.65% 6/1/32(a)	5,700,000
1,915,000	Maryland State Health & Higher Education for Trinity College, 3.67%, 11/1/26(a)	1,915,000
16,415,000	Maryland State Health & Higher Education Pooled Loan, Series D, 3.65%, 1/1/29(a)	16,415,000
10,820,000	Maryland State HEFA for Adventist Health Care, Series A, 3.67%, 1/1/35(a)	10,820,000
9,200,000	Maryland State HEFA for Adventist Health Care, Series B, 3.67%, 1/1/21(a)	9,200,000
6,000,000	Montgomery County for Riderwood Village Inc. Project, 3.68%, 3/1/34 (a)	6,000,000
		50,050,000

	MASSACHUSETTS - 3.7%
550,000	Boston WSR, Series A, 3.56% 11/1/24(a)	550,000
1,050,000	Massachusetts DFA for Bedford Notre Dame Health Care, 3.73%, 10/1/29(a)	1,050,000

900,000	Massachusetts DFA for Briarwood Retirement, Series A, 3.65%, 1/1/35(a)	900,000
2,540,000	Massachusetts DFA for Brooksby village project, 3.63%, 7/1/32(a)	2,540,000
2,475,000	Massachusetts DFA for Dean College, 3.65%, 10/1/29(a)	2,475,000
13,245,000	Massachusetts DFA for Jewish Geriatric Services, 3.49%, 5/15/34(a)	13,245,000
9,225,000	Massachusetts DFA for Salem Community Corp., 3.65%, 1/1/35(a)	9,225,000
1,220,000	Massachusetts DFA for Smith College, 3.60%, 7/1/29(a)(c)	1,220,000
500,000	Massachusetts DFA IDR for You Incorporated, 3.50%, 9/1/32(a)	500,000
275,000	Massachusetts HEFA for Harvard University, Series Y, 3.55%, 7/1/35 (a)	275,000
6,435,000	Massachusetts HFA for Single Family Housing, 3.55%, 12/1/30(a)	6,435,000
700,000	Massachusetts WRA, Series 99B, 3.42%, 8/1/28(a)	700,000
550,000	Massachusetts WRA, Series B, 3.53%, 8/1/37(a)	550,000
		39,665,000

	MICHIGAN - 7.0%
6,295,000	Ann Arbor Econ for Glacier Hills Inc. Project, 3.65%,11/1/25(a)	6,295,000
20,000,000	Detroit Sewer Disposal Second Lien GO Bond, Series E, 3.78%, 7/1/31(a)	20,000,000
8,245,000	Green Lake Twp EDA for Interlocken Center Project, 3.68%, 6/1/34(a)	8,245,000
1,100,000	Jackson County EDC for Thrifty Leoni Inc. Project, 3.68%, 12/1/14(a)	1,100,000
1,150,000	Jackson County EDC for Vista Grande Villa, Series A, 3.62%, 11/1/31(a)	1,150,000
2,700,000	Michigan State GO Bond, Series A, 4.25%, 9/28/07 (a)	2,708,984
5,595,000	Michigan State HDA Multifamily for Berrien Woods III, Series A, 3.75%, 7/1/32(a)	5,595,000
890,000	Michigan State HDA Multifamily for River Place Apts., 3.56%, 6/1/18(a)	890,000
200,000	Michigan State HDA Single family, Series 2000A, 3.53%, 12/1/16 (a)	200,000
150,000	Michigan State Hospital Finance Authority for Equipment Project A, 3.49%, 12/1/23 (a)	150,000
100,000	Michigan Strategic Fund for Grayling General Solid Waste, 3.56%, 1/1/14(a)	100,000
150,000	Michigan Strategic Fund for Limited Obligation, Series A, 3.76%, 6/1/34 (a)	150,000
2,735,000	Michigan Strategic Fund for Metaltec Steel Abrasive, 3.72%, 8/1/31(a)	2,735,000
1,550,000	Michigan Strategic Fund for Mot LLC Project, 3.67%, 12/1/34(a)	1,550,000
2,455,000	Michigan Strategic Fund for Rest Haven Christian Services, 3.68%, 11/15/34(a)	2,455,000
1,150,000	Milan Area Schools Unlimited GO Bond, 3.68%, 5/1/30(a)	1,150,000
250,000	Oakland County Education Graph-Tech Project, 3.72%, 4/1/28(a)	250,000
1,375,000	Oakland University General Revenue, 3.53%, 3/1/31(a)	1,375,000
250,000	Wayne Charter County Michigan Airport Revenue, Series A, 3.58%,12/1/32(a)	250,000
18,315,000	Wayne Charter County Michigan Airport Revenue, Series A, 3.56%,12/1/16(a)	18,315,000
300,000	Woodhaven Brownstown MI School District, Series B, 3.67%, 5/1/34(a)	300,000
		74,963,984

	MINNESOTA - 1.0%
280,000	Andover Senior Housing for Presbyterian Homes Inc. Project, 3.67%, 11/15/33 (a)	280,000
55,000	Cohasset Power and Light Company, Project B, 3.66%, 6/1/13 (a)	55,000
2,465,000	Minnesota Health for Fairview Health Services, 3.52%, 11/15/32(a)	2,465,000
1,265,000	Minnesota HEFA for Carleton College, Series 6D, 3.55%, 4/1/35(a)	1,265,000
1,146,000	Minnesota HEFA for Residential Housing, Series C, 3.75%, 1/1/35(a)	1,146,000
664,000	Minnesota HEFA for Residential Housing, Series C, 3.73%, 1/1/35(a)	664,000
2,140,000	Minnesota HEFA for St. Olaf College, Series 5-H, 3.64%, 10/1/30(a)	2,140,000
320,000	Minnesota HEFA for St. Olaf College, Series 5-M1, 3.64%, 10/1/32(a)	320,000
925,000	Regents University Minnesota, Series A, 3.50%, 7/1/08(a)	925,000
210,000	St. Paul Housing & Redev. Authority for Heating Revenue, 3.52%, 12/1/12 (a)	210,000
830,000	St. Paul Housing & Redev. Authority MHR for Highland Ridge Project, 3.67%, 10/1/33(a)	830,000
230,000	St. Paul Port Authority for District Cooling, Series R, 3.74%, 3/1/22 (a)	230,000
		10,530,000

	MISSOURI - 0.5%
5,600,000	Missouri State Health Education SSM Health Care, Series C-3, 3.51%, 6/1/33(a)	5,600,000
155,000	Platte County IDR for Platte Care Facility, 3.55%, 10/1/10 (a)	155,000
		5,755,000

	NEVADA - 1.6%
12,000,000	Carson City for Tahoe Hospital, Project Series B, 3.65%, 9/1/33 (a)	12,000,000
5,450,000	Carson City HRB for Carson-Tahoe Regional Medical Center, 3.65%, 9/1/35(a)	5,450,000
		17,450,000

	NEW JERSEY - 2.8%
650,000	Hudson County Improvement Essential Purpose Government, 3.58%, 7/15/26(a)	650,000
2,650,000	New Jersey EDA for Geriatric Services Housing Project, 3.49%, 11/1/31(a)	2,650,000
200,000	New Jersey EDA for Newark Container LLC, 3.55%, 7/1/30(a)	200,000
6,685,000	New Jersey EDA for Thermal Energy LLC, 3.65%, 9/1/31(a)	6,685,000
1,195,000	New Jersey Health Care for St. Barnabas Hospital, Series 2001A, 3.49%, 7/1/31(a)	1,195,000
150,000	New Jersey Sports Authority Expo, Series C, 3.58%, 9/1/24(a)	150,000
15,000,000	New Jersey State GO Bonds, 4.5%, 6/22/07 (a)	15,042,492
3,600,000	New Jersey Turnpike Authority, Series C-1, 3.50%, 1/1/24(a)	3,600,000
185,000	Salem County for Friends Home Woodstown Inc., 3.60%, 4/1/34 (a)	185,000
		30,357,492

	NEW MEXICO - 0.8%
8,300,000	Farmington Public Service Co., Series C, 3.66%, 9/1/24(a)	8,300,000

	NEW YORK - 15.0%
1,780,000	Babylon IDR for Ogden Martin, 3.46%, 1/1/19(a)	1,780,000
550,000	Guilderland IDA for Eastern Industrial Park, 3.47%, 12/1/08(a)	550,000
15,000,000	Metropolitan Transit Authority, Subseries B, 3.65%, 6/13/07 (a)	15,000,000
700,000	New York City Cultural Revenue for Alvin Alley Dance Foundation, 346%, 7/1/33(a)	700,000
20,000,000	New York City GO Bond, Series A, 3.58%, 3/13/20(a)	20,000,000
1,200,000	New York City HDA for Brookhaven Apartments, Series A, 3.54%, 1/1/36(a)	1,200,000
29,400,000	New York City TFA for Future Tax Section D, Series C, 3.6%, 5/1/28 (a)	29,400,000
20,000,000	New York City Transit GO Bond, 4.25%, 6/29/07 (a)	20,040,103
14,000,000	New York State Con Edison Research and Development Subseries C-2, 3.52%, 11/1/39 (a)	14,000,000
5,000,000	New York State HFA for Avalon Bowery Place, 3.65%, 11/1/39(a)	5,000,000
425,000	New York State HFA for Bleecker Terrace Apt. Project, Series 85, 3.69%, 7/1/15(a)	425,000
5,000,000	New York State HFA for Victory Housing, Series 2004-A, 3.55%, 11/1/33(a)	5,000,000
900,000	New York State HFA for W 43rd St., 3.55%, 11/1/34(a)	900,000
27,600,000	New York State HFA for Worth Street Market, 3.55%, 5/15/33(a)	27,600,000
6,000,000	New York State HFA, Series B, 3.50%, 3/15/26(a)	6,000,000
300,000	New York State Housing Agency, Series C, 3.50%,3/15/26(a)	300,000
2,500,000	New York State LGAC, Series D, 3.45%, 4/1/25(a)	2,500,000
825,000	Rotterdam IDA for Industrial Park Project, Series A, 3.47%, 11/1/09(a)	825,000
445,000	Schenectady County IDA for Sunnyview Hospital and Rehab., Series A, 3.67%, 8/1/33(a)	445,000
8,505,000	Westchester NY IDA for Catharine Field Home, 3.60%, 1/1/31(a)	8,505,000
		160,170,103

	NORTH CAROLINA - 0.1%
600,000	North Carolina EFA for Cardinal Gibbons, 3.67%, 8/1/14(a)	600,000
900,000	North Carolina Medical Care Community HCF for Stanley Total Living Center, 3.72%, 4/1/18(a)	900,000
		1,500,000

	OHIO - 7.1%
4,600,000	Akron Bath Copley HDR for Summa Health System, Series B, 3.67%, 11/1/34(a)	4,600,000
850,000	Butler County HCF for Lifesphere Project, 3.65%, 5/1/27(a)	850,000
200,000	Cleveland Income Tax Revenue, 3.43%, 5/15/24(a)	200,000
12,100,000	Clinton County for Wilmington Airport Inc., 3.67%, 6/1/11(a)	12,100,000
2,670,000	Cuyahoga County for Cleveland Health Education Museum, 3.67%, 3/1/32(a)	2,670,000
2,300,000	Cuyahoga County HCF for Devon Oaks Project, 3.66%, 2/1/34(a)	2,300,000
3,500,000	Cuyahoga County HRB EDA for Cleveland Botanical Gardens, 3.67%, 7/1/31(a)	3,500,000
7,500,000	Evandale County IDR for SHV Realty Inc., 3.70%, 9/1/15(a)	7,500,000
2,035,000	Franklin County Hospital Revenue for U.S. Health Corp., Series 96 A, 3.64%, 12/1/21(a)	2,035,000
270,000	Franklin County Hospital Revenue for U.S. Health Corp., Series B, 3.64%, 12/1/20(a)	270,000
2,650,000	Hamilton County HCF for Episcopal, Series B, 3.68%, 6/1/35(a)	2,650,000
785,000	Kent State University Receipts, 3.50%, 5/1/31(a)	785,000
4,700,000	Licking County HCF, 3.65%, 11/1/33(a)	4,700,000
860,000	Middleburgh Heights for Southwest General Hospital, 3.66%, 8/15/22(a)	860,000
100,000	Ohio Air Quality DAR for Ohio Edison, Series A, 3.53%, 2/1/14(a)	100,000
6,790,000	Ohio Air Quality DAR PCR for Ohio Edison, Series C, 3.63%, 6/1/23(a)	6,790,000
1,070,000	Ohio State EFA for Ashland University Project, 3.70%, 9/1/24(a)	1,070,000
775,000	Ohio State EFA for Case Western University, 3.66%, 10/1/31(a)	775,000
100,000	Ohio State University General Receipts, 3.45%, 12/1/17(a)	100,000
2,000,000	Ohio State University General Receipts, 3.45%, 12/1/27(a)	2,000,000
9,000,000	Ohio WDA PCR for First Energy Gen Corp., 3.64%, 5/15/19(a)	9,000,000
11,050,000	Toledo-Lucas County OH Port Authority, Series C, 3.65%, 5/15/38(a)	11,050,000
		75,905,000

	OREGON - 0.0%
500,000	Portland MFH for South Park Project, 3.55%, 12/1/11(a)	500,000

	PENNSYLVANIA - 8.5%
4,200,000	Beaver County IDA for Firstenergy Nuclear, 3.52%,1/1/35(a)	4,200,000
100,000	City of Philadelphia Water and Sewer Revenue Refund, 3.51%, 6/15/23(a)	100,000
20,000,000	Cumberland County for Asbury Obligated Group, 3.67%, 1/1/41(a)	20,000,000
1,500,000	Cumberland County for Presbyterian Homes Inc., 3.64%, 12/1/32(a)	1,500,000
3,100,000	Delaware County IDR for Sun Inc., 3.55%, 11/1/33(a)	3,100,000
10,250,000	Emmaus General Authority Revenue, Sub-Series G-18, 3.55%, 3/1/24(a)	10,250,000
1,475,000	Manheim Township School District GO Bond, 3.66%, 5/1/23(a)	1,475,000
5,520,000	Montgomery County Higher Ed. For William Penn Charter, 3.67%, 9/15/31(a)	5,520,000
3,400,000	Montgomery County MFH for Kingswood Apartments, Series A, 3.65%, 8/15/31(a)	3,400,000
2,040,000	North Hampton County First Mortgage of Kirkland Village, 3.64%, 11/1/30(a)	2,040,000
7,475,000	Paulding County Waste Disposal Project, 3.69%, 8/1/26 (a)	7,475,000
2,495,000	Pennsylvania EDA for Ebensburg Project 3.57%, 12/1/11(a)	2,495,000
2,000,000	Pennsylvania HEFA for Association of Independent Colleges, Series E3, 3.64%, 11/1/14(a)	2,000,000
1,300,000	Pennsylvania State Turnpike Commission, Series A-3, 3.52%, 12/1/30(a)	1,300,000
9,850,000	Quakertown General Authority Revenue, Series A, 3.53%, 7/1/26(a)	9,850,000
1,600,000	Washington County Revenue for University of Pennsylvania, 3.65%, 7/1/34(a)	1,600,000
13,905,000	Westmoreland County IDA for Redstone Highlands Apartments, 3.66%, 1/1/36(a)	13,905,000
785,000	Wilkins Area IDA for Fairview Extended Care, Series B, 3.60%, 1/1/21(a)	785,000
		90,995,000

	PUERTO RICO - 1.0%
5,774,000	Puerto Rico Government Development Bank, 3.34%, 12/1/15(a)		5,774,000
4,425,000	Puerto Rico Highway & Transportation Authority, Series A, 3.42%, 7/1/28(a)		4,425,000
			10,199,000

	TENNESSEE - 0.0%
495,000	Chattanooga HEFA for Baylor School Project, Series 96, 3.66%, 11/1/16(a)		495,000

	TEXAS - 4.4%
3,700,000	Harris County IDA for Baytank Houston Inc. Project, 3.52%, 2/1/20(a)		3,700,000
8,300,000	North Texas Higher Education Authority, Series A, 3.65%, 12/1/38 (a)		8,300,000
17,000,000	Texas State GO Bond, 4.5%, 8/31/07		17,079,529
18,000,000	Travis County HFA for Querencia Barton Creek, Series C, 3.65%, 11/15/35(a)		18,000,000
			47,079,529

	VIRGINIA - 3.9%
21,000,000	Alexandria County IDA for Goodwin House, 3.60%, 10/1/35(a)		21,000,000
1,394,000	Arlington County for Ballston Public Parking, 3.55%, 8/1/17(a)		1,394,000
1,580,000	Clarke County IDR for Winchester Medical Center, 3.53%, 1/1/30 (a)		1,580,000
656,000	Fairfax County EDA for Smithsonian Institute, 3.64%, 12/1/33(a)		656,000
1,410,000	Henrico County EDA for White Oaks Ltd Project, 3.55%, 10/1/27(a)		1,410,000
3,445,000	King George County for Garnet of VA Inc. Project, 3.72%, 9/1/21(a)		3,445,000
345,000	Peninsula Port Authority for Dominion Terminal, 3.62%, 7/1/16(a)		345,000
1,675,000	Portsmouth MFH for Marsh Landing Project, Series A, 3.57%, 6/1/30(a)		1,675,000
9,805,000	University of Virginia General Revenue, Series A, 3.50%, 6/1/34(a)		9,805,000
			41,310,000

	WASHINGTON -1.5%
16,050,000	Washington State HFA for Seattle Art Museum Project, 3.66%, 7/1/33(a)		16,050,000

	Total Investments (Cost* $1,067,755,678)	99.8%	$1,067,926,491
	Other Assets less Liabilities	0.2	2,001,491
	Net Assets	100.0%	$1,069,927,982

RESERVE TAX-EXEMPT TRUST - CALIFORNIA TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2007 (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS - 97.3%		Value

	CALIFORNIA- 97.3%

$395,000	Alameda Contra Costa COP, Series F, 3.52%, 8/1/23(a)		$395,000
5,000,000	California Finance Authority for Elder Care Alliance, Series A, 3.35%, 11/1/36(a)		5,000,000
9,565,000	California GO Bonds, Sub Series A-1, 3.42%, 5/1/40(a)		9,565,000
4,430,000	California HFA Revenue, Series P, 3.53%, 2/1/27(a)		4,430,000
3,640,000	California Infrastructure & Economic Development, Series A, 3.60%, 9/1/28(a)		3,640,000
4,300,000	California Infrastructure & Economic Development, Series B, 3.50%, 4/1/42(a)		4,300,000
6,295,000	California PCR for Pacific Gas & Electric Finance, 3.53%, 11/1/26(a)		6,295,000
3,000,000	California PCR for Wadham Energy LP, 3.55%, 11/1/17(a)		3,000,000
670,000	California School Facilities for Capital Improvements, Series C, 3.40%, 7/1/22(a)		670,000
500,000	California State Economic Recovery, 3.55%, 7/1/23(a)		500,000
1,475,000	California State Economic Recovery, Series C-7, 3.58%, 7/1/23(a)		1,475,000
1,300,000	California State Water Reserve Power Supply Revenue , Series C-13, 3.55%, 5/1/22(a)		1,300,000
4,800,000	California State Water Reserve Power Supply Revenue , Series G-10, 3.61%, 5/1/18(a)		4,800,000
5,600,000	California State Water Reserve Power Supply Revenue , Series G-7, 3.60%, 5/1/17(a)		5,600,000
7,530,000	California State Water Reserve Power Supply Revenue, 3.48%, 5/1/22(a)		7,530,000
1,150,000	California State Water Reserve Power Supply Revenue, Series B-3, 3.58%, 5/1/22(a)		1,150,000
6,400,000	California Statewide CDA for Covenant Retirement Community, 3.54%, 12/1/25(a)		6,400,000
2,200,000	California Statewide CDA for Early Education Community Center COP, 3.60%, 9/1/31(a)		2,200,000
2,175,000	Chula Vista Charter City for Home Depot Project Inc., 3.53%, 12/1/10(a)		2,175,000
5,000,000	Dublin MFH for Park Sierra, Series A, 3.50%, 6/1/28(a)		5,000,000
1,000,000	Fremont COP Family Reserve Center, Series 88, 3.49%, 8/1/30(a)		1,000,000
1,400,000	Fremont Public Finance Family Reserve Center, Series 98, 3.49%, 8/1/28(a)		1,400,000
432,000	Irvine Assessment LTD Obligation Improvement Bonds District 87-8, 3.54%, 9/2/24(a)		432,000
9,995,000	Irvine District Assessment 89-10, 3.57%, 9/2/15(a)		9,995,000
5,235,000	Long Beach Harbor Revenue, Series A, 3.51%, 5/15/27(a)		5,235,000
3,400,000	Los Angeles Community Redev Multifamily 2nd & Central Apartments-A, 3.47%, 12/1/38(a)		3,400,000
3,000,000	Los Angeles Community Security Building Project, 3.70%, 12/15/34(a)		3,000,000
4,150,000	Los Angeles Department LA Intl Airport-A, 3.67%, 5/15/16(a)		4,150,000
5,000,000	Los Angeles MFH for Grand Promenade Project, 3.53%, 4/1/32(a)		5,000,000
1,300,000	Metro Water District California Waterworks Revenue, Series B-2, 3.49%, 7/1/28(a)		1,300,000
2,650,000	Metro Water District California Waterworks Revenue, Series C-2, 3.50%, 7/1/36(a)		2,650,000
4,150,000	Orange County Sanitation Authority, 3.60%, 8/1/13(a)		4,150,000
2,475,000	Riverside County Facilities District # 88-4 Community, 3.45%, 9/1/14(a)		2,475,000
4,000,000	San Francisco Community Facilities District # 4, 3.60%, 8/1/31(a)		4,000,000
1,300,000	Santa Ana Unified School District, 3.43%, 7/1/15(a)		1,300,000
5,000,000	Santa Clara County El Cammo Hospital District, 3.45%, 8/1/15(a)		5,000,000
3,600,000	Stockton HCF for Dameron Hospital Association, Series A, 3.54%, 12/1/32(a)		3,600,000
3,065,000	Turlock Irrigation District for Transportation Project, Series A, 3.51%, 1/1/31(a)		3,065,000
			136,577,000

	Total Investments (Cost* $136,577,000)	97.3%	136,577,000
	Other Assets less Liabilities	2.7	3,834,745
	Net Assets	100.0%	$140,411,745

RESERVE TAX-EXEMPT TRUST - CONNECTICUT TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2007 (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS-81.8%		Value

	CONNECTICUT - 81.8%

$2,245,000	Connecticut DAR for Independent Living Project, 3.50%, 7/1/15(a)		$2,245,000
2,500,000	Connecticut DAR for Pierce Memorial Baptist, 3.46%, 10/1/28(a)		2,500,000
1,500,000	Connecticut DAR for Solid Waste, 3.56%, 8/1/23(a)		1,500,000
1,500,000	Connecticut HEFA for Hotchkiss School, Series A, 3.62%, 7/1/30(a)		1,500,000
1,000,000	Connecticut HEFA for Kingswood-Oxford School, 3.64%, 7/1/30(a)		1,000,000
1,100,000	Connecticut HEFA for Klingberg Family Center, 3.65%, 7/1/32(a)		1,100,000
200,000	Connecticut HEFA for Yale University, Series V-2, 3.62%, 7/1/36(a)		200,000
1,300,000	Connecticut HEFA for Yale University, Series X-3, 3.62%, 7/1/37(a)		1,300,000
1,500,000	Connecticut HFA, Sub Series D-3, 3.68%, 5/15/33(a)		1,500,000
2,850,000	Connecticut Special Tax Obligation for Transportation Infrastructure, 3.53%, 9/1/20(a)		2,850,000
2,555,000	Connecticut GO, Series 1-A, 3.65%, 2/15/21(a)		2,555,000
1,500,000	Connecticut GO, Series 97-B, 3.53%, 5/15/14(a)		1,500,000
2,710,000	Hartford MHR for Underwood Towers Project, 3.65%, 6/1/20(a)		2,710,000
1,500,000	New Canaan Housing Authority for Village at Waveny Care Center, 3.49%, 1/1/22(a)		1,500,000
1,515,000	Shelton County HFA for Crosby Commons Project, 3.70%, 1/1/31(a)		1,515,000
			25,475,000

	Total Investments (Cost* $25,475,000)	81.8%	25,475,000
	Other Assets less liabilities	18.2%	5,653,446
	Net Assets	100.0%	31,128,446

RESERVE TAX-EXEMPT TRUST - FLORIDA-TAX EXEMPT FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2007 (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS - 92.5%		Value

	FLORIDA - 90.6%
$2,790,000	Alachua County HFA for Oak Hammock University Project, Series A, 3.64%, 10/1/32(a)		$2,790,000
250,000	Broward County EFA for City College Project, 3.65%, 11/1/31(a)		250,000
1,835,000	Broward County HFA for Jacaranda Village Apartments, 3.52%, 9/1/22(a)		1,835,000
500,000	Collier County for Cleveland Health Clinic, 3.64%, 1/1/35(a)		500,000
2,320,000	Dade County IDA for Dolphins Stadium, Series C, 3.39%, 1/1/16(a)		2,320,000
605,000	Dade County IDA for Florida Power & Light, 3.64%, 6/1/21(a)		605,000
2,900,000	Dade County IDA for Florida Water Service Revenue, 3.51%, 10/5/22(a)		2,900,000
2,500,000	Duval County HFA for Lighthouse Bay Apartments, 3.65%, 12/1/32(a)		2,500,000
1,225,000	Florida HEFA for St Thomas University Project, 3.63%, 1/1/19(a)		1,225,000
1,645,000	Florida HFC Multifamily for Bridgewater Club, Series L-1, 3.58%, 6/1/34(a)		1,645,000
3,400,000	Florida HFC Multifamily for Collins Cove Apartments, 3.58%, 2/1/36(a)		3,400,000
675,000	Florida HFC Multifamily for Wellesley Apartments, Series O, 3.58% , 8/1/35(a)		675,000
1,000,000	Greater Orlando Aviation Authority, Series E, 3.57%, 10/1/21(a)		1,000,000
2,000,000	Hillsborough County for Carrollwood Day School Project, 3.65%, 6/1/31(a)		2,000,000
5,880,000	Jacksonville Dist Energy System, Series A, 3.62%, 10/1/34(a)		5,880,000
2,290,000	Jacksonville HFA for Southern Baptist Hospital, Series A, 3.63%, 8/15/33(a)		2,290,000
1,300,000	Manatee County PCR for Florida Power & Light, 3.63%, 9/1/24(a)		1,300,000
600,000	Orlando & Orange County, Sub-Series A-2, 3.63%, 7/1/40(a)		600,000
1,600,000	Miami Dade County IDA for Airis Miami LLC, Series A, 3.70%, 10/15/25(a)		1,600,000
3,800,000	Palm Beach County for Morse Obligation Group, 3.67%, 5/1/33(a)		3,800,000
2,900,000	Palm Beach County for Raymond F Kravis Center Project, 3.60%, 7/1/32(a)		2,900,000
2,370,000	Palm Beach County for School Board, Series B, 3.64%, 8/1/27 (a)		2,370,000
500,000	Pinellas County HFA for Pooled Hospital Loan Program, Series 85, 3.67%, 12/1/15(a)		500,000
900,000	Pinellas County HFA, 3.67%, 11/1/15(a)		900,000
300,000	Pinellas County for Foxbridge Apartments, Series A, 3.53%, 6/15/25		300,000
3,575,000	Port Orange for Palmer College, 3.66%, 10/1/32(a)		3,575,000
500,000	Putnam County Dev. Authority PCR for Florida Power & Light, 3.63%, 9/1/24(a)		500,000
280,000	Sarasota County HCF for Bay Village, 3.69%, 12/1/23(a)		280,000
200,000	Seminole County IDA HCF for Florida Living Nursing, 3.85%, 2/1/11(a)		200,000
2,000,000	University of North Florida Capital Improvements Project, 3.65%, 11/1/24(a)		2,000,000
700,000	Volusia County IDR for Easter Seal Society of Volusia, 3.77%, 9/1/21(a)		700,000
			53,340,000

	PUERTO RICO - 1.9%
1,097,000	Puerto Rico Government Development Bank, 3.34%, 12/1/15(a)		1,097,000

	Total Investments (Cost* $54,437,000)	92.5%	54,437,000
	Other Assets less Liabilities	7.5	4,441,943
	Net Assets	100.0%	$58,878,943

RESERVE TAX-EXEMPT TRUST - MASSACHUSETTS TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2007 (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS-93.9%		Value

	MASSACHUSETTS - 93.9%

$1,340,000	Massachusetts DFA for Bedford Notre Dame Health Care, 3.73%, 10/1/29(a)		$1,340,000
500,000	Massachusetts DFA for Briarwood Retirement, 3.65%, 1/1/35(a)		500,000
1,360,000	Massachusetts DFA for Brooksby Village Project, 3.63%, 7/1/32(a)		1,360,000
1,100,000	Massachusetts DFA for Dean College, 3.65%, 10/1/29(a)		1,100,000
900,000	Massachusetts DFA for Gann Academy Project, 3.65%, 6/1/32(a)		900,000
1,150,000	Massachusetts DFA for Jewish Geriatric Services, 3.49%, 5/15/34(a)		1,150,000
625,000	Massachusetts DFA for Mystic Valley School, 3.65%, 6/15/08(a)		625,000
1,000,000	Massachusetts DFA for Salem Community Corporation, 3.65%, 1/1/35(a)		1,000,000
198,000	Massachusetts DFA for Smith College, 3.60%, 7/1/29(a)(c)		198,000
800,000	Massachusetts DFA IDR for Ocean Spray Cranberries, 3.66%, 10/15/11(a)		800,000
1,800,000	Massachusetts DFA IDR for You Incorporated, 3.50%, 9/1/32(a)		1,800,000
600,000	Massachusetts GO, Series 97-B, 3.63%, 9/1/16(a)		600,000
200,000	Massachusetts GO for Central Artery, Series B, 3.60%, 12/1/30(a)		200,000
800,000	Massachusetts HEFA for Berklee College of Music, Series B, 3.43%, 10/1/27(a)		800,000
800,000	Massachusetts HEFA for Cap Asset Program, Series D, 3.63%, 1/1/35(a)		800,000
600,000	Massachusetts HEFA for Cap Asset Program, Series E, 3.53%, 1/1/35(a)		600,000
1,100,000	Massachusetts HEFA for Harvard University, Series R, 3.52-3.55%, 11/1/49(a)(c)		1,100,000
880,000	Massachusetts HEFA for MIT, Series J-2, 3.60%, 7/1/31(a)(c)		880,000
1,400,000	Massachusetts HEFA for Wellesley College, Series E, 3.53%, 7/1/22(a)(c)		1,400,000
800,000	Massachusetts HEFA for Williams College, Series E, 3.62%, 8/1/14(a)(c)		800,000
1,150,000	Massachusetts HEFA for Single Family, 3.55%, 12/1/30(a)		1,150,000
520,000	Massachusetts IFA for Lowell Mills Associates LP, Series 95, 3.77%, 12/1/20(a)		520,000
600,000	Massachusetts IFA for Tech Mold & Tool, 3.60%, 6/1/18(a)		600,000
930,000	Massachusetts WRA, Series B, 3.53%, 4/1/28(a)		930,000
1,100,000	Massachusetts WRA, Series C, 3.53%, 8/1/37(a)		1,100,000
175,000	Massachusetts WRA, Series C, 3.66%, 8/1/20(a)		175,000
150,000	Massachusetts WSR, Series A, 3.56% 11/1/24(a)		150,000
			22,578,000

	Total Investments (Cost* $22,578,000)	93.9%	22,578,000
	Other Assets less Liabilities	6.1	1,459,274
	Net Assets	100.0%	$24,037,274

RESERVE TAX-EXEMPT TRUST - MICHIGAN TAX-EXEMPT  FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2007 (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS - 86.8%		Value

	MICHIGAN - 85.5%

$100,000	Detroit Economic Water Front, Series A, 3.67%, 5/1/09(a)		$100,000
800,000	Detroit Sewer Disposal Revenue, Series B, 3.66%, 7/1/33(a)		800,000
700,000	Garden City Hospital Financial Authority, Series 96-A, 3.67%, 9/1/26(a)		700,000
500,000	Grand Rapids EDC for Baker Knapp & Tubbs, 3.67%, 6/1/12(a)		500,000
300,000	Green Lake Township EDC, 3.68%, 6/1/34(a)		300,000
400,000	Jackson County EDC for Thrifty Leoni Inc. Project, 3.68%, 12/1/14(a)		400,000
975,000	Jackson County EDC for Vista Grande Villa Sr Lien, Series A, 3.62%, 11/1/31(a)		975,000
300,000	Michigan GO Bonds, Series A, 4.25%, 9/28/07		300,998
765,000	Michigan State HDA, Series 2000 A, 3.53%, 12/1/16(a)		765,000
285,000	Michigan State Hospital - Financial Authority, 3.49%, 12/1/23(a)		285,000
355,000	Michigan State MFH Revenue for Berrien Woods III, Series A, 3.75%, 7/1/32(a)		355,000
730,000	Michigan State MFH Revenue for River Place Apts., 3.56%, 6/1/18(a)		730,000
650,000	Michigan State University Revenue, Series A, 3.66%, 8/15/32(a)		650,000
617,000	Michigan Strategic Fund for Grayling General Solid Waste, 3.56%, 1/1/14(a)		617,000
1,080,000	Michigan Strategic Fund for Henry Ford Museum Village Project, 3.63%, 12/1/33(a)		1,080,000
150,000	Michigan Strategic Fund for M&P CAP Project, Series A, 3.76%, 6/1/34(a)		150,000
345,000	Michigan Strategic Fund for Peachwood Center Association, 3.52%, 6/1/16(a)		345,000
650,000	Michigan Strategic Fund for Rest Haven Christian Services, 3.68%, 11/15/34(a)		650,000
645,000	Milan Area Schools Unlimited GO Bond, 3.68%, 5/1/30(a)		645,000
250,000	Oakland County EDC for Graphic-Technology Inc. Project, 3.72%, 4/1/28(a)		250,000
400,000	Oakland University, 3.53%, 3/1/31(a)		400,000
260,000	Wayne Charter County Michigan Airport, Series A, 3.56%,12/1/16(a)		260,000
150,000	Wayne Charter County Michigan Airport, Series A, 3.58%, 12/1/32(a)		150,000
100,000	WoodHaven Brownstown School District, Series B, 3.67%, 5/1/34(a)		100,000
			11,507,998

	PUERTO RICO - 1.3%

175,000	Puerto Rico Highway & Transportation Authority, Series A, 3.42%, 7/1/28(a)		175,000

	Total Investments (Cost* $11,682,000)	86.8%	11,682,998
	Other Assets less Liabilities	13.2	1,783,058
	Net Assets	100.0%	$13,466,056

RESERVE TAX-EXEMPT TRUST - NEW JERSEY TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2007 (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS - 89.9%		Value

	NEW JERSEY - 87.4%

$560,000	Atlantic County Pooled Government Loan Program, 3.53%, 7/1/26(a)		$560,000
3,200,000	Hudson County Pooled Government Loan Program, 3.40%, 7/15/26(a)		3,200,000
2,800,000	New Jersey EDA for Airis Newark Project, 3.65%, 1/1/19(a)		2,800,000
3,000,000	New Jersey EDA for Bayonne Dock, 3.60%, 12/1/27(a)		3,000,000
800,000	New Jersey EDA for Foreign Trade, Series 98, 3.66%, 12/1/07(a)		800,000
1,950,000	New Jersey EDA for Geriatrics Housing Services, Series P-J, 3.49%, 11/1/31(a)		1,950,000
1,900,000	New Jersey EDA for Hun School of Princeton Project, 3.62%, 11/1/34(a)		1,900,000
1,300,000	New Jersey EDA for Lawrenceville School Project, Series B, 3.50%, 7/1/26(a)		1,300,000
2,800,000	New Jersey EDA for Port Newark Container LLC, 3.55%, 7/1/30(a)		2,800,000
1,300,000	New Jersey EDA for RJB Associates LP, 3.62%, 8/1/08(a)		1,300,000
2,415,000	New Jersey EDA for Thermal Marina Energy LLC, Series A, 3.65%, 9/1/31(a)		2,415,000
2,300,000	New Jersey EDA for USGA Project, 3.62%, 5/1/23(a)		2,300,000
580,000	New Jersey EDA for UTD Water Service Project A, 3.53%, 11/1/26(a)		580,000
800,000	New Jersey EDA for UTD Water Service Project B, 3.64%, 11/1/25(a)		800,000
1,500,000	New Jersey EDA Sub-Series R-1, 3.55%, 9/1/31(a)		1,500,000
800,000	New Jersey EDA Sub-Series R-2, 3.59%, 9/1/31(a)		800,000
200,000	New Jersey EDA Sub-Series R-3, 3.58%, 9/1/31(a)		200,000
3,200,000	New Jersey EFA, Series B, 3.53-3.54% 7/1/22(a)		3,200,000
750,000	New Jersey GO Bond, 4.50%, 6/22/07(a)		752,128
1,400,000	New Jersey HCF for Cap Assets, Series A, 3.56% 7/1/35(a)		1,400,000
500,000	New Jersey HCF for Community Hospital, Series A1, 3.63%, 7/1/20(a)		500,000
1,005,000	New Jersey HCF for St. Barnabas, Series 2001A, 3.49%, 7/1/31(a)		1,005,000
4,765,000	New Jersey Sports Authority Expo, Series C, 3.58%, 9/1/24(a)		4,765,000
1,900,000	New Jersey State Single Family Housing, Series D, 3.55%, 10/1/26(a)		1,900,000
1,800,000	New Jersey Turnpike Authority, Series 91-D, 3.46%, 1/1/18(a)		1,800,000
5,300,000	New Jersey Turnpike Authority, Series C-1, 3.50%, 1/1/24(a)		5,300,000
2,800,000	Port Authority of New York & New Jersey Special Obligation Revenue, 3.57%, 8/1/24(a)		2,800,000
1,100,000	Port Authority of New York & New Jersey Versatile Structure, Series 3, 3.57%, 6/1/20(a)		1,100,000
4,725,000	Salem County for Friends Home Woodstown Inc., 3.60%, 4/1/34 (a)		4,725,000
			57,452,128

	PUERTO RICO - 2.5%

400,000	Puerto Rico Government Development Bank, 3.34%, 12/1/15(a)		400,000
1,275,000	Puerto Rico Highway & Transportation Authority, Series A, 3.42%, 7/1/28(a)		1,275,000
			1,675,000

	Total Investments (Cost* $59,125,000)	89.9%	59,127,128
	Other Assets less Liabilities	10.1	6,638,916
	Net Assets	100.0%	$65,766,044

RESERVE TAX-EXEMPT TRUST - OHIO TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2007 (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS - 96.9%		Value

	OHIO - 96.9%
$ 400,000	Akron Bath Copley HDR for Summa Health System, Series B, 3.67%, 11/1/34(a)		$ 400,000
375,000	Allen County HCF for Mennonite Home Project, 3.65%, 2/1/18(a)		375,000
750,000	Butler County HCF for Lifesphere, 3.65%, 5/1/27(a)		750,000
300,000	Centerville HCR for Bethany Lutheran, 3.56%, 5/1/08(a)		300,000
395,000	Cleveland Airport Systems Revenue, Series D, 3.58%, 1/1/27(a)		395,000
400,000	Cleveland Income Tax Revenue, 3.43%, 5/15/24(a)		400,000
330,000	Cuyahoga County Cleveland Health Education, 3.67%, 3/1/32(a)		330,000
700,000	Cuyahoga County HCF for Devon Oaks Project, 3.66%, 2/1/34(a)		700,000
1,000,000	Cuyahoga County HRB EDA for Cleveland Botanical Gardens, 3.67%, 7/1/31(a)		1,000,000
380,000	Cuyahoga County IDR for Playhouse Realty Company, 3.60%, 12/1/09(a)		380,000
700,000	Evandale County IDR for SHV Realty Inc., 3.70%, 9/1/15(a)		700,000
1,115,000	Franklin County HRB for U.S. Health Corp., Series 96A, 3.64%, 12/1/21(a)		1,115,000
595,000	Geauga County for Heather Hill Inc., 3.64%, 7/1/23(a)		595,000
540,000	Greene County IDA for Fairview, Series B, 3.60%, 1/1/11(a)		540,000
250,000	Hamilton County HEFA for Episcopal, Series B, 3.68%, 6/1/35(a)		250,000
705,000	Hamilton County HRB for Alliance Health, Series A, 3.46%, 1/1/18(a)		705,000
1,000,000	Licking County HCF, 3.65%, 11/1/33(a)		1,000,000
5,000	Marion County Hospital for IMPT Pooled Lease Program, 3.71%, 11/1/21(a)		5,000
700,000	Middleburgh Heights for Sowest General Hospital, 3.66%, 8/15/22(a)		700,000
630,000	Ohio State HEFA for Ashland University, 3.70%, 9/1/24(a)		630,000
780,000	Ohio State HEFA for Case Western University, 3.52%—3.66%, 10/1/31(a)		780,000
100,000	Ohio State University General Receipts, 3.45%, 12/1/27(a)		100,000
1,000,000	Ohio WDA PCR for Edison Project B, 3.68%, 9/1/18(a)		1,000,000
760,000	Ohio WDA PCR for Firstenergy Gen Corp, 3.64%, 5/15/19(a)		760,000
775,000	Paulding County Waste Disposal for Lafarge Corporation, 3.69%, 8/1/26(a)		775,000
900,000	Toledo-Lucas County Port Series C, 3.65%, 5/15/38(a)		900,000
			15,585,000

	Total Investments (Cost* $15,585,000)	96.9%	15,585,000
	Other Assets less Liabilities	3.1	495,266
	Net Assets	100.0%	$16,080,266

RESERVE TAX-EXEMPT TRUST - PENNSYLVANIA TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2007 (Unaudited)

Principal
Amount	PENNSYLVANIA TAX-EXEMPT OBLIGATIONS - 95.1%		Value

	PENNSYLVANIA - 95.1%

$1,660,000	Allegheny County Higher Education for Carnegie Mellon University, 3.64%, 12/1/33(a)		$1,660,000
1,700,000	Allegheny County IDA for UPMC Health Systems, Series C, 3.67%, 3/1/15(a)		1,700,000
4,400,000	Beaver County IDA for Firstenergy Nuclear Generator, 3.52%, 1/1/35(a)		4,400,000
665,000	Berks County IDR for Visiting Nurse Services, Series A, 3.77%-3.92%, 12/1/15(a)		665,000
315,000	Bucks County IDA for Var Law School Adm Council, 3.53%, 5/1/33(a)		315,000
3,800,000	Bucks County IDA for SHV Real Estate Inc, 3.70%, 7/1/15(a)		3,800,000
2,500,000	Chester County IDA for Archdiocese of Philadelphia, 3.64%, 7/1/31(a)		2,500,000
995,000	City of Philadelphia Water and Sewer Revenue Refund, 3.51%, 6/15/23(a)		995,000
3,710,000	Cumberland County for Presbyterian Homes Inc, 3.64%, 12/1/32(a)		3,710,000
350,000	Delaware County IDR, Sun Inc., 3.55%, 11/1/33(a)		350,000
2,550,000	Emmaus General Authority Revenue, Series G-18, 3.55%, 3/1/24(a)		2,550,000
700,000	Indiana County IDA for Conemaugh 3.58%, 6/1/27(a)		700,000
1,100,000	Lampeter Strasburg for School District PA- Series A, 3.67%, 6/1//19(a)		1,100,000
2,115,000	Lawrence County IDA for Villa Maria Project, 3.67%, 7/1/33(a)		2,115,000
3,110,000	Lebanon County HCF for ECC Retirement Village, 3.70%, 10/15/25(a)		3,110,000
2,520,000	Manheim Township GO for School District, 3.66%, 5/1/23(a)		2,520,000
1,000,000	Manheim Township for School District, 3.65%, 6/1/25(a)		1,000,000
1,600,000	Montgomery County for Higher Education William Penn Chapter, 3.67%, 9/15/31(a)		1,600,000
310,000	Montgomery County for IDR Girl Scouts, 3.77%, 2/1/25(a)		310,000
2,800,000	Montgomery County Redevelopment for Kingswood Apts Projects, Series A, 3.65%, 8/15/31(a)		2,800,000
1,085,000	North Hampton County First Mortgage of Kirkland Village, 3.64%, 11/1/30(a)		1,085,000
4,415,000	Pennsylvania Energy Development Authority for Edensburg Project, 3.57%, 12/1/11(a)		4,415,000
1,800,000	Pennsylvania State Higher Education Agency, Series A, 3.57%, 6/1/29(a)		1,800,000
1,600,000	Pennsylvania State Higher Education Agency for Student Loan Revenue Bonds, 3.58%, 1/1/18(a)		1,600,000
1,150,000	Pennsylvania State Turnpike, Series A-3, 3.52%, 12/1/30(a)		1,150,000
1,105,000	Philadelphia Authority for Newcourtland Elder Services Project, 3.64%, 3/1/27(a)		1,105,000
2,450,000	Philadelphia HEFA for Childrens Hospital Project, Series D, 3.70%, 7/1/31(a)		2,450,000
2,600,000	Philadelphia IDR for Fox Chase Cancer Center Project, 3.64%, 7/1/25(a)		2,600,000
1,575,000	Quakertown General Authority Revenue, Series A, 3.53%, 7/1/26(a)		1,575,000
1,635,000	Schuylkill County IDA for Northeastern Power, 3.70%, 12/1/22(a)		1,635,000
1,000,000	Scranton Redevelopment Authority, 3.70%, 6/1/33(a)		1,000,000
3,450,000	Washington County, 3.65%, 7/1/34(a)(c)		3,450,000
1,985,000	Westmoreland County for Redstone Highlands Apartments, 3.66%, 1/1/36(a)		1,985,000
4,315,000	Wilkins Area IDA for Fairview Extended Care, Series B, 3.60%, 1/1/21(a)		4,315,000
			68,065,000

	Total Investments (Cost* $68,065,000)	95.1%	68,065,000
	Other Assets less Liabilities	4.9	3,499,299
	Net Assets	100.0%	$71,564,299

RESERVE TAX-EXEMPT TRUST - VIRGINIA TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS - FEBRUARY 28, 2007 (Unaudited)

Principal
Amount	TAX-EXEMPT OBLIGATIONS - 72.1%		Value

	VIRGINIA - 57.5%

$2,000,000	Alexandria County IDA for Goodwin House, 3.60%, 10/1/35(a)		$2,000,000
556,000	Arlington County for Ballston Public Parking, 3.55%, 8/1/17(a)		556,000
500,000	Charlottesville IDA for Seminole, Series B, 3.68%, 12/1/13(a)		500,000
1,200,000	Chesapeake County IDA for Chesapeake General Hospital, Series B, 3.52%, 7/1/31(a)		1,200,000
345,000	Clarke County IDR, 3.53%, 1/1/30(a)		345,000
544,000	Fairfax County EDA for Smithsonian Institute, 3.64%, 12/1/33(a)		544,000
1,195,000	Hampton MFH for Shoreline Apartments, 3.54%, 12/1/19(a)		1,195,000
1,010,000	Hanover County IDA for Covenant Woods, 3.68%, 7/1/29(a)		1,010,000
490,000	Henrico County EDA (CITI-AMT) for White Oaks Ltd Project., 3.55%, 10/1/27(a)		490,000
755,000	King George County IDA for Garnet of VA Inc. Project, 3.72%, 9/1/21(a)		755,000
2,000,000	Peninsula Port Authority for Dominion Terminal, 3.62%, 7/1/16(a)		2,000,000
600,000	Peninsula Port Authority for Dominion Terminal, 3.63%, 7/1/16(a)		600,000
825,000	Portsmouth Redev for Marsh Landing Project, Series A, 3.57%, 6/1/30(a)		825,000
1,100,000	University of Virginia Revenue, Series A, 3.50%, 6/1/34(a)		1,100,000
			13,120,000

	PUERTO RICO -14.6%

2,230,000	Puerto Rico Government Development Bank, 3.34%,12/1/15(a)		2,230,000
1,100,000	Puerto Rico Highway & Transportation Authority, Series A, 3.42%, 7/1/28(a)		1,100,000
			3,330,000

	Total Investments (Cost* $16,450,000)	72.1%	16,450,000
	Other Assets less Liabilities	27.9	6,356,699
	Net Assets	100.0%	$22,806,699

Security Type Abbreviations

CDA -	Community Development Authority
COP-	Certificate of Participation
DAR -	Development Authority Revenue Bonds
DFA -	Development Finance Agency
ECFA -	Education & Cultural Facility Authority
EDA -	Economic Development Authority Revenue Bonds
EDC -	Economic Development Corporation
EFA -	Education Facilities Authority
GO -	General Obligation Bonds
HCF -	Health Care Facilities Revenue Bonds
HCR -	Health Care Revenue
HDA -	Housing Development Authority
HDC -	Housing Development Corporation
HDR -	Housing Development Revenue
HEFA -	Health & Education Facilities Authority
HFA -	Housing Finance Authority Revenue Bonds
HFC -	Housing Finance Corporation
HRB -	Hospital Revenue Bonds
IDA -	Industrial Development Authority Revenue Bonds
IDR -	Industrial Development Agency Revenue Bonds
IFA -	Industrial Finance Authority
LGAC -	Local Government Assistance Corp.
MFH -	Multifamily Housing Revenue Bonds
MHR -	Multifamily Housing Revenue Bonds
PCR -	Pollution Control Revenue Bonds
PFA -	Public Facilities Authority
TFA -	Transitional Finance Authority
WDA -	Water Development Authority
WFA -	Water Finance Authority
WRA -	Water Resource Authority
WSR -	Water & Sewer System Revenue Bonds

(a)          Variable rate securities.  The interest rates shown are, as reported on February 28, 2007, subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.

(c)          Obligations of educational facilities.

^                  Amount is less than 0.05%.

Item 2.            Controls and Procedures

(a)                  It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)                 The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.            Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Reserve Tax-Exempt Trust

By (Signature and Title)*
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date        April 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*
Patrick J. Farrell
Chief Financial Officer

Date        April 27, 2007

*      Print the name and title of each signing officer under his or her signature.